Stockholders' Equity (Details 4)	Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding	100,137
Stock options available for future grant	1,570,730
Common Stock, Capital Shares Reserved for Future Issuance	1,670,867